STOCKHOLDERS' EQUITY - Stock option activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number of Shares
Balance at beginning of the year (in shares)	712,381	685,789	714,204
Granted (in shares)		59,612	173,907
Exercised (in shares)		(5,884)	(600)
Expired/Cancelled (in shares)	(35,304)	(27,136)	(201,722)
Balance at end of the year (in shares)	677,077	712,381	685,789	714,204
Exercisable at end of the year (in shares)	444,458	444,441
Exercisable at end of the year and expected to vest thereafter (in shares)	233,216	267,940
Weighted Average Exercise Price
Balance at beginning of the year (in dollars per share)	$ 7.5	$ 7.25	$ 6.25
Granted (in dollars per share)		8	7.5
Exercised (in dollars per share)		2.5	5
Expired/Cancelled (in dollars per share)	2.5	3	6
Balance at end of the year (in dollars per share)	7.42	7.5	$ 7.25	$ 6.25
Exercisable at end of the year (in dollars per share)	7.42	7
Exercisable at end of the year and expected to vest thereafter (in dollars per share)	$ 8.17	$ 8.25
Weighted Average Remaining Term, Outstanding (years)	6 years 7 months 6 days	7 years	7 years 6 months	6 years 3 months 18 days
Weighted Average Remaining Term, Exercisable (years)	6 years 7 months 6 days	6 years 2 months 12 days
Weighted Average Remaining Term, Exercisable at end of the year and expected to vest thereafter	8 years 2 months 12 days	8 years 4 months 24 days